Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Short-term investments	$ 22,168,607	$ 18,621,251
Interest income	878,652	678,411	$ 117,213
Allowance for doubtful accounts	153,197	81,734	125,448
Capitalization for lease	10,000
Warranty costs
Research and development expenses	$ 1,557,703	$ 1,497,325	$ 1,542,894
Percentage of Tax benefit	50.00%
VAT rates	13.00%	13.00%	13.00%
VAT tax refunds	$ 907,687	$ 807,551	$ 1,083,136
Employee benefit expenses	$ 526,111	$ 520,511	$ 449,954
Operating Segments	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of short-term investments	2.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of short-term investments	6.00%
Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	10 years
Other Parts of Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	1 year
Wear Items [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term	6 months